Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,442	SFr 1,061
Restructured loans	257	282
Potential problem loans	351	373
Total other impaired loans	608	655
Gross impaired loans	2,050	1,716
Non-interest-earning loans	185	251
Non-performing loans	1,257	810
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	58	57
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,004	640
Restructured loans	244	264
Potential problem loans	323	344
Total other impaired loans	567	608
Gross impaired loans	1,571	1,248
Non-interest-earning loans	147	188
Non-performing loans	857	452
Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	80	70
Restructured loans	0	0
Potential problem loans	4	11
Total other impaired loans	4	11
Gross impaired loans	84	81
Non-interest-earning loans	4	19
Non-performing loans	76	51
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	791	433
Restructured loans	244	263
Potential problem loans	276	298
Total other impaired loans	520	561
Gross impaired loans	1,311	994
Non-interest-earning loans	93	119
Non-performing loans	698	314
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	133	137
Restructured loans	0	1
Potential problem loans	28	35
Total other impaired loans	28	36
Gross impaired loans	161	173
Non-interest-earning loans	50	50
Non-performing loans	83	87
Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	0
Restructured loans	0
Potential problem loans	15
Total other impaired loans	15
Gross impaired loans	15
Non-interest-earning loans	0
Non-performing loans	0
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	438	421
Restructured loans	13	18
Potential problem loans	28	29
Total other impaired loans	41	47
Gross impaired loans	479	468
Non-interest-earning loans	38	63
Non-performing loans	400	358
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	218	186
Restructured loans	13	18
Potential problem loans	27	25
Total other impaired loans	40	43
Gross impaired loans	258	229
Non-interest-earning loans	6	13
Non-performing loans	212	173
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	127	135
Restructured loans	0	0
Potential problem loans	0	3
Total other impaired loans	0	3
Gross impaired loans	127	138
Non-interest-earning loans	5	27
Non-performing loans	122	108
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	93	100
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	94	101
Non-interest-earning loans	27	23
Non-performing loans	SFr 66	SFr 77